Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Derivative [Line Items]
Gross fair value of derivative assets	¥ 31,480	¥ 18,162
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	27,075	15,667
Impact of master netting agreements	(23,637)	(13,193)
Impact of collateral	(2,337)	(1,669)
Net exposure to credit risk	¥ 1,101	¥ 805